SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation:
The financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), followed consistently.
Use of estimates
b.	Use of estimates:

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to fair values of investment in BioCancell Therapeutics, Inc. ("BioCancell"), of which the significant majority was liquidated, see Note 4 and fair values of stock-based awards. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars
c.	Financial statements in U.S. dollars:

A substantial portion of the Company's cash flow transactions is incurred in dollars. Investing activities and equity transactions are made in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and presentation currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830. All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less.
Restricted cash
e.	Restricted cash
Restricted cash are in respect of withdrawal by a bank as collateral for office facility operating lease agreement.
Investment
f.	Investment:

The Company applies ASC No. 825, "Financial Instruments" as of the date of the investment in BioCancell and elected to apply the fair value option to its investment. The primary reasons for electing the fair value option were simplification and cost-benefit considerations, as well as expansion of the use of fair value measurement being consistent with the FASB's measurement objectives for accounting for financial instruments. The losses and gains due to changes in fair value for items measured at fair value pursuant to election of the fair value option are included in statement of operation. Refer also Note 4.

Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated according to the estimated useful lives of the assets. The Company's Property and equipment includes laboratory equipment. The estimated useful life of the assets is 3 to five years. For certain assets depreciation is calculated in a method in which the first year has an increased benefit.

Impairment of long lived assets:

Property and equipment subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2017, 2016 and 2015 , no impairment losses were recorded.

Research and development expenses
h.	Research and development expenses:

Research and development expenses include funding for early-stage biotechnology projects mainly performed by research facilities, and are charged to the statement of operations, as incurred.

Income taxes
i.	Income taxes:

The Company account for income taxes in accordance with ASC No. 740, "Income Taxes". This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it not is more likely than not that a portion or all of the deferred tax assets will be realized.

Based on ASC No. 740 a two-step approach is used to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. When necessary, The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income tax.

Accounting for stock-based compensation
j.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility, and the expected option term. In 2015 the Company granted options, see note 7. No options were granted in 2016 and in 2017. The Company grants restricted shares and values them based on the market value of the underlying shares at the date of grant.

The weighted-average estimated fair value of employee stock options granted during the year ended December 31, 2015 was $0.256 per option, using the Binomial option pricing formula. Fair values were estimated using the following assumptions (annualized percentages):

Year Ended December 31,
2015

Dividend yield	0%
Expected volatility	53.1%
Risk-free interest	1.6%
Expected life	5.83 years
Early exercise multiple	4.0%

The volatility was measured according to the average volatility of similar companies stock since the Company's stock is traded in low frequency. The risk free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company's options. The dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts and may be subject to substantial change in the future. The early exercise multiple is based on common empirical evidence for similar grants' terms.

The Company estimated the forfeiture rate based on historical forfeitures of equity awards and adjusted the rate to reflect changes in facts and circumstances, if any. The Company revised its estimated forfeiture rate if actual forfeitures differed from its initial estimates. Effective as of January 1, 2017, the Company adopted a change in accounting policy in accordance with Accounting Standards Update 2016-09, "Compensation Stock Compensation (Topic 718)" (“ASU 2016-09”) to account for forfeitures as they occur. The change has no impact on the Company's' Financial Statements.

Fair value of financial instruments
k.          Fair value of financial instruments:

The Company measures its investment at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 - Other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data.

Level 3 - Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Basic and diluted net earnings (loss) per share
l.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No. 260, "Earnings per Share".

The total number of options excluded from the calculation of the diluted net earnings (loss) per share, because they had anti-dilutive effect, for the years ended December 31, 2015, 2016 and 2017, were 2,357,334, 2,290,667 and 2,290,667, respectively.

Concentrations of credit risks
m.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents.

Cash and cash equivalents are invested in major banks in Israel and the U.S., mainly in U.S. dollars. The significant majority of the Company's cash and cash equivalents are invested in one bank in the United States. Such funds in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the institutions in which the Company invests and the financial institutions that hold the Company's investments are of investment-grade level, and, accordingly, commercially acceptable credit risk exists with respect to these investments.

In addition, with respect to the Company's investment in Biocancell, refer to Note 4.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Treasury shares
n.	Treasury shares:

Company shares held by the Company are recognized at cost of purchase and presented as a deduction from equity. The Company has not repurchased Ordinary shares in 2015, 2016 and 2017.

Recent Accounting Pronouncements
o.	Recent Accounting Pronouncements:

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)" ("ASU 2016-02"), whereby lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under ASU 2016-02, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early adoption is permitted. The Company is evaluating the potential impact of ASU 2016-02 on its consolidated financial statements and related disclosures.
The Company has not yet estimated the expected effect of this new guidance on its financial statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. This new guidance doesn't have a material impact on the Company’s financial statements.

In May 2017, the FASB issued ASU 2017-09, Stock Compensation – Scope of Modification Accounting, guidance that clarifies that all changes to share-based payment awards are not necessarily accounted for as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions or the classification of the award changes as a result of the change in terms or conditions. This guidance is effective prospectively beginning January 1, 2018. This guidance will apply to any future modifications. The Company does not expect this guidance to have a material impact on its financial statements.